UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
1/31/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (126.8%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.4%)

Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds (GA. Pacific Corp.), 5 3/4s, 9/1/28	A	$1,500,000	$1,556,520

Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,545,510

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	2,100,000	2,287,026

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,000,000	1,140,560

			6,529,616
Arizona (4.8%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	Baa3	1,750,000	1,824,095

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	1,800,000	1,867,230
7 1/4s, 12/1/19	BB-/P	1,000,000	1,037,600

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	395,000	451,169

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	2,131,440

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,200,000	2,610,893

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	Baa1	1,950,000	2,231,210

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Choice Academies, Inc.), 5 5/8s, 9/1/42	BB+	315,000	322,358

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (Career Success Schools), 7 1/8s, 1/1/45	BB+	500,000	528,205

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), Ser. A, 6 3/8s, 9/1/29	Baa3	500,000	501,330
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	1,136,808

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/31	Aa1	2,000,000	2,398,700

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	2,000,000	2,444,920
5s, 12/1/32	A-	570,000	661,143

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	1,000,000	1,096,430

Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, U.S. Govt. Coll., 5 3/8s, 12/1/13 (Escrowed to maturity)	BB-/P	138,000	143,759

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,000,000	996,310

			22,383,600
Arkansas (0.4%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	840,000	927,763

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	850,000	859,027

			1,786,790
California (13.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmnty.), 6s, 7/1/31	BBB	660,000	777,124

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	500,000	516,905

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,105,000	1,167,134

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/8s, 6/1/30	Baa2	1,000,000	1,171,730
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,200,850

CA Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5s, 7/1/37	Baa3	2,000,000	2,096,240
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,744,075

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	2,150,000	2,316,733

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,760,000	1,874,259

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	6,270,549
5s, 4/1/42	A1	2,000,000	2,268,380

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A, 5s, 8/1/32	BB+	665,000	674,024

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	5,560,000	6,872,883
(Dept. of Corrections), Ser. C, 5 1/4s, 6/1/28 (Prerefunded 12/1/13)	AA+	1,000,000	1,041,290
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,250,000	1,359,038
(Capital Projects), Ser. A, 5s, 4/1/29	A2	2,000,000	2,304,240

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	2,000,000	2,006,360

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/47	BB/P	1,000,000	1,074,980
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,000,000	1,104,920
(U. CA Irvine E. Campus Apts. Phase 1), 5 1/8s, 5/15/31	Baa2	2,250,000	2,500,425

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB	560,000	569,498
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	3,000,000	3,453,240

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,010,000	1,011,333
5s, 9/2/30	BB+/P	245,000	246,333

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	1,014,570
(No. 07-I Otay Ranch Village Eleven), 5.8s, 9/1/28	BB+/P	275,000	279,648

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds (Sr. Lien), Ser. A, 5s, 9/1/28(FWC)	BBB+	380,000	424,300

Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Road)
5.85s, 1/15/23	Baa3	500,000	516,645
5 3/4s, 1/15/40	Baa3	2,745,000	2,747,471

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.3s, 6/1/37	B3	2,000,000	1,838,640

Irvine Pub. Fac. & Infrastructure Auth. Special Assmt. Bonds, Ser. A, 4 1/4s, 9/2/24	BBB+	500,000	516,600

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, 5s, 9/2/25	BBB+	830,000	953,097

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	400,000	436,120

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	1,030,005

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	500,000	547,975

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	905,418

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5s, 9/15/32(FWC)	BBB	500,000	556,135

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	350,000	353,969

Sacramento, Special Tax Bonds (North Natomas Cmnty. Fac.), Ser. 4-C, 6s, 9/1/33	BBB-/P	1,245,000	1,265,543

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5s, 5/1/30	A1	600,000	667,986

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB	250,000	273,288

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,630,000	1,804,003

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	835,000	836,127

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/2s, 8/1/41	A-	250,000	272,765

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	406,433

			64,269,281
Colorado (3.4%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 8 1/4s, 1/1/24 (Prerefunded 1/1/14)	AA+	375,000	405,315
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	925,498
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB-/F	300,000	334,317
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38 (Prerefunded 6/1/14)	A3	2,045,000	2,202,056
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,925,000	2,065,756
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	3,495,000	3,637,106
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	900,000	967,914
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	1,100,000	1,209,098

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5 3/8s, 9/1/26	Baa2	500,000	552,770

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,000,000	1,081,290

Plaza, Tax Allocation Bonds (Metro. Dist. No.1), 5s, 12/1/40	BB/P	1,650,000	1,710,836

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	866,085

			15,958,041
Connecticut (0.2%)

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43	BB/P	1,050,000	1,139,597

			1,139,597
Delaware (0.7%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	500,000	565,270
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	2,600,000	2,856,984

			3,422,254
District of Columbia (1.7%)

DC Rev. Bonds (Howard U.), Ser. A
6 1/2s, 10/1/41	A3	2,500,000	3,029,950
6 1/4s, 10/1/32	A3	1,000,000	1,222,190

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B/F	17,500,000	1,621,025

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	10,000,000	2,230,100

			8,103,265
Florida (5.7%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. Q-2, 5s, 10/1/31	A1	1,000,000	1,128,950

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6.7s, 5/1/34	BBB-	900,000	904,122

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	2,000,000	2,007,220

Fishhawk, Cmnty. Dev. Dist. II Special Assmt. Bonds
Ser. B, 7.04s, 11/1/14	B/P	5,000	5,058
Ser. A, 6 1/8s, 5/1/34	B/P	425,000	432,527

FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	455,000	478,587

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5s, 4/1/32	BBB+	600,000	658,128

Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s, 6/1/46	A-	4,380,000	4,679,198

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	B/P	360,000	329,015

Heritage Harbour, South Cmnty. Dev. Distr. Special Assmt. Bonds, Ser. A, 6 1/2s, 5/1/34	BB+/P	440,000	447,506

Hillsborough Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	A3	400,000	410,588

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	450,000	495,540

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	2,450,000	2,450,563

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	840,000	879,598

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB	1,075,000	1,078,752
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB	1,500,000	1,558,950

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5s, 11/15/29	Baa2	1,000,000	1,086,960

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	2,000,000	2,235,540

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	930,000	621,054

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	1,000,000	1,152,860

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	1,305,000	1,305,809

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	B+/P	435,000	439,189

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	B-/P	955,000	724,807

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	455,000	537,815

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	B+/P	650,000	698,718

			26,747,054
Georgia (2.9%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	2,500,000	3,071,025

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29	B-	2,000,000	2,519,339

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	1,520,000	1,745,629

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P	600,000	612,552

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5 1/4s, 10/1/30	Baa2	750,000	864,690
Ser. A, 5 1/4s, 10/1/27	Baa2	1,000,000	1,153,060
Ser. A, 5s, 10/1/32	Baa2	1,000,000	1,116,670

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 3/8s, 11/15/29	BBB+	700,000	820,449

Marietta, Dev. Auth. Rev. Bonds (U. Fac. Life U., Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	1,165,000	1,245,070

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	B-/P	600,000	627,756

			13,776,240
Guam (—%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/34	BBB	200,000	216,880

			216,880
Hawaii (1.2%)

HI Dept. of Trans. Special Fac. Rev. Bonds (Continental Airlines, Inc.), 7s, 6/1/20	B	1,120,000	1,121,210

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	400,000	479,768
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	3,000,000	3,499,230
(Kahala Nui), 5 1/8s, 11/15/32	BBB-/F	400,000	439,152

			5,539,360
Illinois (4.3%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	Aa3	2,000,000	2,235,900

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	1,750,000	1,792,193

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing)
5 5/8s, 3/1/36	B/P	350,000	350,714
5.4s, 3/1/16	B/P	114,000	118,070

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	1,500,000	1,899,180
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	2,000,000	2,405,319
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,297,203
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B3	1,000,000	1,076,880
(Roosevelt U.), 6 1/4s, 4/1/29	Baa3	1,500,000	1,714,230
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	189,504
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	1,036,210
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	603,264
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,711,001

IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	108,252	82,212
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa2	550,000	551,705

IL State G.O. Bonds
5s, 3/1/34	A2	750,000	827,580
5s, 8/1/21	A2	750,000	873,893

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	1,050,000	1,278,690

			20,043,748
Indiana (2.5%)

IN State Fin. Auth. Rev. Bonds (OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	750,000	812,700

IN State Fin. Auth. VRDN, Ser. A-2, 0.12s, 2/1/37	VMIG1	1,600,000	1,600,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5s, 2/1/32	BBB+	1,000,000	1,099,440
5s, 2/1/29	BBB+	1,000,000	1,109,940

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	3,500,000	3,966,409

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,125,000	1,274,771
NATL, 5.6s, 11/1/16	Baa2	700,000	784,413
Ser. A, NATL, 5.6s, 11/1/16	Baa2	500,000	560,295

St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	474,965

			11,682,933
Iowa (1.6%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), Ser. A
5 1/4s, 7/1/17	BB+	1,040,000	1,137,770
5s, 7/1/19	BB+	2,750,000	2,959,989
5 1/2s, 7/1/25	BB+	950,000	1,021,526

Orange Cnty., Hosp. Rev. Bonds, 5 1/2s, 9/1/27	BB/P	1,205,000	1,237,222

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	1,250,000	1,192,575

			7,549,082
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7 1/8s, 5/15/29	BB/P	500,000	567,535

			567,535
Kentucky (1.5%)

Breckinridge Cnty., Lease Program VRDN, Ser. A, 0.12s, 2/1/32	VMIG1	3,225,000	3,224,999

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	267,000	273,587
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P	500,000	580,630
(Masonic Home Indpt. Living II), 7s, 5/15/30	BB-/P	500,000	584,455

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	900,000	917,406

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa3	500,000	553,525

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	700,000	783,853

			6,918,455
Louisiana (1.3%)

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	Baa2	750,000	772,755

Stadium & Exposition Dist. Rev. Bonds, Ser. A, 5s, 7/1/32	A3	2,145,000	2,453,708

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 7/8s, 5/15/39	A3	2,700,000	2,763,692

			5,990,155
Maine (0.8%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Baa3	1,000,000	1,291,590

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	2,500,000	2,499,825

			3,791,415
Maryland (1.4%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc. Fac.), Ser. A, 5s, 1/1/37	BBB+	2,000,000	2,073,040

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	550,000	673,701

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F	1,000,000	1,041,770

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	400,000	418,428

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	602,124
5 7/8s, 5/1/21	BB/P	1,600,000	1,609,216

			6,418,279
Massachusetts (6.8%)

MA Dev. Fin. Agcy. Sr. Living Fac. 144A Rev. Bonds, Ser. B1, 7 1/4s, 6/1/16 (In default)(NON)	BB-/P	2,000,000	984,840

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23	AA	795,000	868,808

MA State Dev. Fin. Agcy. Rev. Bonds
(Boston Biomedical Research), 5 3/4s, 2/1/29	B	1,000,000	991,740
(Boston U.), 6s, 5/15/59	A2	500,000	618,705
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	559,554
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	275,400	239,912
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	532,400	412,935
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	850,850	644,961
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	88,265	59,531
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	439,022	6,287
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	805,000	863,556
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	690,000	849,314
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,813,152

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	1,119,342

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42	A-	1,050,000	1,289,516

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,669,365
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	1,500,000	1,509,525
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	254,143
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,550,000	2,585,623
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,331,912
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Escrowed to maturity)	BB/P	1,185,000	1,243,717
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	360,919	361
(Springfield College), 5 1/2s, 10/15/26	Baa1	1,500,000	1,709,250
(Springfield College), 5 1/2s, 10/15/31	Baa1	1,100,000	1,218,459
(Springfield College), 5 5/8s, 10/15/40	Baa1	450,000	498,114
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	950,000	1,083,371
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,000,000	1,178,520

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	1,230,000	1,236,125

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	750,000	819,210

Metro. Boston Trans. Pkg. Corp. Rev. Bonds,
5s, 7/1/41	A1	1,500,000	1,678,800
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	1,500,000	1,760,010

			32,098,658
Michigan (5.6%)

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	950,000	872,243

Detroit, Wtr. & Swr. Dept. Rev. Bonds, Ser. A, 5s, 7/1/32	A+	1,200,000	1,287,420

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,660,000	1,928,123

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Ba1	945,000	955,329

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	340,000	340,517

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	2,195,000	2,346,082

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,000,000	2,296,560
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A2	1,600,000	1,816,480
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	2,565,000	2,720,541
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	755,000	831,119

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	1,250,000	1,421,738

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,705,739

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/48	B-	4,000,000	3,814,120

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp.), 5 1/2s, 6/1/20	BBB	1,480,000	1,625,617

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,312,980

			26,274,608
Minnesota (2.8%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	3,000,000	3,337,410

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	707,504

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	315,000	336,537

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	750,000	802,913

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB+/F	1,000,000	1,107,629

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds (Country Manor Campus, LLC)
5 1/4s, 9/1/30	B-/P	500,000	514,765
5 1/4s, 9/1/27	B-/P	750,000	786,788

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home)
7 1/2s, 1/1/39	B+/P	500,000	525,795
6s, 1/1/34	B+/P	400,000	401,892

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6 5/8s, 9/1/42	BBB-	250,000	271,693
6 3/8s, 9/1/31	BBB-	250,000	271,900

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,350,000	1,459,728

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	1,125,000	1,132,864

Wayzata, Sr. Hsg. Rev. Bonds (Folkestone Sr. Living Cmnty.), Ser. B, 4 7/8s, 5/1/19	BB+/P	1,500,000	1,510,560

			13,167,978
Mississippi (0.5%)

MS Home Corp. Rev. Bonds, Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aa1	380,000	399,581

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	1,600,000	1,846,288

			2,245,869
Missouri (1.0%)

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	B/P	1,500,000	1,530,060

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. B, 0.11s, 9/1/30	VMIG1	2,100,000	2,099,999

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6 5/8s, 7/1/34	A-	1,000,000	1,197,550

			4,827,609
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	515,980

			515,980
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	B2	1,500,000	1,693,530

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 1/2s, 1/1/30	A-/F	1,000,000	1,126,940

			2,820,470
Nevada (1.1%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Mountains Edge Local No. 142), 5s, 8/1/21	BBB-	660,000	721,010
(Summerlin No. 151), 5s, 8/1/20	BB-/P	415,000	364,602
(Summerlin No. 151), 5s, 8/1/16	BB-/P	975,000	931,447

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB+/P	365,000	375,180
(No. T-18), 5s, 9/1/16	CCC/P	995,000	791,791

Las Vegas, Local Impt. Board Special Assmt. Bonds (Dist. No. 607), 5.9s, 6/1/18	BB/P	1,120,000	1,147,149

Reno, Sales Tax VRDN, 0.12s, 6/1/42	VMIG1	800,000	800,000

			5,131,179
New Hampshire (1.8%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB+/P	600,000	602,484
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,986,319
(Rivermead), Ser. A, 6 5/8s, 7/1/31	BB+/P	1,320,000	1,480,090
(Rivermead), Ser. A, 6 7/8s, 7/1/41	BB+/P	2,000,000	2,273,780

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,700,000	1,988,779

			8,331,452
New Jersey (6.8%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	2,150,000	2,224,713

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,250,000	2,610,293
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,000,000	2,304,580
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	2,251,170
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,617,700

NJ State Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Baa3	2,400,000	2,407,968
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	1,034,950
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	430,000	433,702
(Cigarette Tax), 5 3/4s, 6/15/29 (Prerefunded 6/15/14)	Aaa	1,000,000	1,074,680
(MSU Student Hsg. - Provident Group - Montclair LLC), 5 3/8s, 6/1/25	Baa3	2,000,000	2,255,419
5s, 6/15/26	Baa1	500,000	573,160
(Continental Airlines, Inc.), 4 7/8s, 9/15/19	B	3,000,000	3,086,040

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	886,333

NJ State Econ. Dev. Auth. Solid Waste Fac. Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), Ser. A, 5.3s, 6/1/15	BBB	1,750,000	1,851,430

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	2,600,000	2,849,522
Ser. D, 4 7/8s, 11/1/29	A2	700,000	753,410

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	1,000,000	1,118,390

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,450,000	1,614,314

			31,947,774
New Mexico (1.6%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa3	500,000	560,765
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	4,500,000	4,680,945
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa1	2,000,000	2,258,220

			7,499,930
New York (10.0%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 3/4s, 7/1/28	B/P	600,000	651,492

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A
6s, 5/1/39	B+/P	500,000	502,105
6s, 5/1/29	B+/P	750,000	750,428

Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s, 7/1/15	BB	1,240,000	1,241,352

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,812,241

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	1,100,000	1,136,201

NY City, G.O. Bonds, Ser. F, 5s, 8/1/31	Aa2	1,500,000	1,761,945

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16 (In default)(NON)	D/P	4,175,000	4,559,642
(British Airways PLC), 5 1/4s, 12/1/32	BB	3,425,000	3,429,795
(Jetblue Airways Corp.), 5s, 5/15/20	B-	295,000	294,991

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. bonds 5s, 6/15/31(T)	AA+	10,000,000	11,901,031

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. D-1, 5s, 11/1/32	AAA	2,000,000	2,374,700

NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32 (Prerefunded 7/1/13)	Baa1	900,000	919,179

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	803,373

NY State Dorm. Auth.Ser. C Rev bonds 5s, 3/15/31(T)	AAA	5,000,000	5,862,902

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	3,800,000	3,812,350

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	180,000	180,020
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,177,210

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/13) (IESI Corp.), 6 5/8s, 10/1/35	BB-	670,000	674,536

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	1,250,000	1,251,575

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	745,000	745,283

			46,842,351
North Carolina (1.8%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	750,000	938,468

NC Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	285,000	291,589

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	2,076,300
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,172,970

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	500,000	526,145
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,742,093
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	700,000	707,798
(Forest at Duke), 5 1/8s, 9/1/27	BBB+/F	1,000,000	1,063,740

			8,519,103
Ohio (5.5%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie Street Energy Campus), Ser. A, 5 1/4s, 2/15/33	AA-	5,000,000	5,600,650

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 7/8s, 6/1/30	B3	3,340,000	3,050,121
5 3/4s, 6/1/34	B3	3,500,000	3,125,115
5 1/8s, 6/1/24	B3	990,000	917,166

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	400,000	451,432

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	2,750,000	3,086,297

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38 (In default)(NON)	D/P	644,000	386,400

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 5 5/8s, 8/15/29	A3	1,530,000	1,719,904

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB	1,000,000	1,081,140

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,300,000	1,502,748

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5s, 7/1/44	A1	800,000	861,432
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	2,000,000	2,246,160

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	900,000	975,807

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa2	500,000	633,775

			25,638,147
Oklahoma (1.2%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan),
Ser. B, 5.35s, 3/1/35	Aaa	1,205,000	1,268,311
Ser. C, GNMA Coll., FNMA Coll., 5.95s, 3/1/37	Aaa	1,085,000	1,152,031

OK State Tpk. Auth. VRDN
Ser. E, 0.12s, 1/1/28	VMIG1	900,000	900,000
Ser. F, 0.12s, 1/1/28	VMIG1	400,000	400,000

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A
7 1/8s, 11/1/30	BB-/P	1,250,000	1,430,763
6 7/8s, 11/1/23	BB-/P	500,000	530,560

			5,681,665
Oregon (0.3%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 5s, 12/1/29	BBB/F	350,000	391,143

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	700,000	811,636

			1,202,779
Pennsylvania (6.8%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 1/2s, 10/15/30	Baa3	1,000,000	1,143,990

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	Ca	1,205,000	1,027,263

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 11/1/24	BB	2,000,000	2,195,560

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/42	Baa2	800,000	861,240
5s, 5/1/35	Baa2	500,000	545,540
5s, 5/1/32	Baa2	200,000	221,498

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	1,160,000	1,172,632
5.3s, 1/1/14	BB/P	690,000	697,604

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	550,000	550,869
(Presbyterian Homes), Ser. A, 5.35s, 1/1/20	BBB+	515,000	515,845

Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13	Ba1	110,000	110,185

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	672,619

Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View Retirement), Ser. A, 5.3s, 12/15/26	BB/P	1,800,000	1,823,076

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	3,000,000	3,335,129

Lycoming Cnty. Auth. Rev. Bonds, 5s, 5/1/26	A	2,000,000	2,265,360

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	1,100,000	1,120,097

Northampton Cnty., Hosp. Auth. Mandatory Put Bonds (8/15/16) (Saint Luke's Hosp.), Ser. C, 4 1/2s, 8/15/32	A3	1,500,000	1,634,595

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,401,960

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	1,650,000	1,713,179

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	500,000	585,185
(Edinboro U. Foundation), 5.8s, 7/1/30	Baa3	1,000,000	1,137,680
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB-	785,000	835,177
(Indiana U.), Ser. A, 5s, 7/1/41	BBB+	500,000	544,170

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	600,000	674,514

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5s, 8/1/30	BBB+	1,000,000	1,087,760

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)(NON)	D/P	2,695,052	270

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/26	A1	1,000,000	1,159,000

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	1,325,000	1,487,458

Wilkes-Barre, Fin. Auth. Rev. Bonds (Wilkes U.), 5s, 3/1/22	BBB	560,000	612,058

			32,131,513
Puerto Rico (2.6%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	BBB	2,000,000	2,199,400
Ser. A, FGIC, 5 1/2s, 7/1/21	BBB	1,000,000	1,086,800
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	Baa2	1,000,000	1,091,940
(Pub. Impt.), Ser. E, 5 3/8s, 7/1/30	BBB	3,000,000	3,088,739

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. L, AMBAC, 5 1/4s, 7/1/38	BBB	1,845,000	1,865,646

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,040

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/30	A+	5,000,000	1,932,550

			12,265,115
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/8s, 6/1/32	BBB	1,490,000	1,518,861

			1,518,861
South Carolina (0.3%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/30	BBB	1,135,000	1,135,953

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C, U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	110,000	113,027

			1,248,980
South Dakota (0.4%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	A3	2,000,000	2,062,980

			2,062,980
Tennessee (0.6%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,450,000	1,727,356

Johnson City, Hlth. & Edl. Facs. Board Retirement Fac. Rev. Bonds (Appalachian Christian Village), Ser. A, 6 1/4s, 2/15/32	BB-/P	1,000,000	1,008,860

			2,736,216
Texas (11.8%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement)
Ser. A, 7s, 11/15/33 (In default)(NON)	CCC/P	600,000	392,556
5 7/8s, 11/15/18 (In default)(NON)	CCC/P	580,000	384,992
Ser. A, 5 7/8s, 11/15/18 (In default)(NON)	CCC/P	13,000	8,629
6s, 11/15/29 (In default)(NON)	CCC/P	1,124,000	736,849

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC), 5s, 3/1/41	Ca	1,500,000	161,550

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	2,200,000	2,496,780

Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A, 6.1s, 8/1/24	BBB	450,000	451,913

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.12s, 9/1/31	VMIG1	980,000	980,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B	6,185,000	6,203,801
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B	4,000,000	4,012,320
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B	500,000	501,625
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B	1,600,000	1,607,744
Ser. A, 5s, 7/1/24	A	1,500,000	1,743,165

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	1,100,000	1,274,152
6 1/4s, 8/15/39	BBB	1,975,000	2,283,377

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	3,500,000	3,827,495

Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	1,000,000	1,169,730
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,250,000	1,332,713

Newark, Cultural Ed. Facs. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/42	BBB-	670,000	704,431

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/4s, 12/1/47	BBB-	2,000,000	2,176,580

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,000,000	1,162,620
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,937,653

Sam Rayburn, Muni. Pwr. Agcy. Rev. Bonds, 5s, 10/1/21	BBB+	500,000	598,885

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	3,000,000	3,358,560
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,900,000	1,993,803
(Air Force Village), 5 1/8s, 5/15/27	BBB-/F	3,100,000	3,212,251

Travis Cnty., Cultural Ed. Facs. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A, 5 1/4s, 8/15/42	BB+	1,000,000	1,004,070

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	2,000,000	2,386,660

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	Baa2	2,000,000	2,492,460
(LBJ Infrastructure), 7s, 6/30/40	Baa3	1,500,000	1,821,165

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.9s, 7/2/24	AA+	400,000	417,396

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/31	A3	1,500,000	1,639,080

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. B, 1 1/4s, 8/15/42	A-	1,000,000	1,004,800

			55,479,805
Vermont (—%)

VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23, AGM, 5s, 5/1/34	Aa3	10,000	10,073

			10,073
Virginia (2.4%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/24	BB-/P	600,000	619,938

Chesapeake, Toll Rd. Rev. Bonds (Sr. Trans. Syst.), Ser. A, 5s, 7/15/27	BBB	300,000	336,174

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), 5s, 10/1/22	BBB	1,000,000	1,031,610
(United Methodist Homes), 5s, 6/1/22	BB+/P	625,000	691,656

James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,500,000	1,506,375

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	1,295,900
4 7/8s, 7/1/21	BB/P	1,000,000	1,056,069

Route 460 Funding Corp. Toll Rd. Rev. Bonds (Sr. Lien), Ser. A, 5 1/8s, 7/1/49	Baa3	450,000	493,533

VA ST Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	900,000	1,049,121
(Express Lanes, LLC), 5s, 7/1/34	BBB-	900,000	944,811

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	1,700,000	2,146,590

			11,171,777
Washington (3.6%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,962,117

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/45	AA+	1,500,000	1,679,880

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	B-	300,000	305,001

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5 3/4s, 12/1/35	Baa2	2,500,000	2,743,700

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1	2,385,000	2,441,262
6 1/2s, 6/1/26	A3	455,000	472,872

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	400,000	438,608

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,000,000	1,165,540
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3	1,500,000	1,647,645

			16,856,625
West Virginia (0.2%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P	735,000	772,911

			772,911
Wisconsin (0.7%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	350,000	385,154

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB/P	1,150,000	1,339,877
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,471,750

			3,196,781

Total municipal bonds and notes (cost $543,490,938)			$595,030,769

PREFERRED STOCKS (1.1%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3, $7.50		2,000,000	$2,000,120

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.	Ba1	3,115,359	3,116,511

Total preferred stocks (cost $5,115,359)			$5,116,631

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		1,750	$5,158

Total common stocks (cost $1,273,945)			$5,158

TOTAL INVESTMENTS

Total investments (cost $549,880,242)(b)			$600,152,558

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $469,190,794.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes.
(b)	The aggregate identified cost on a tax basis is $549,865,723, resulting in gross unrealized appreciation and depreciation of $59,613,813 and $9,326,978, respectively, or net unrealized appreciation of $50,286,835.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $13,671,025 to cover certain tender option bonds.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	41.0%
	Utilities	19.2
	Transportation	14.7
	Education	10.5
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $23,726,050 were held by the TOB trust and served as collateral for $10,055,025 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $3,609 for these investments based on an average interest rate of 0.14%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$5,158	$—	$—
Total common stocks	5,158	—	—
Municipal bonds and notes	$—	$595,030,769	$—
Preferred stocks	—	5,116,631	—

Totals by level	$5,158	$600,147,400	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013